CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Feb. 07, 2021
Current assets
Cash	$ 10,108	$ 30,870		$ 453,151
Prepaid expense				21,215
Prepaid insurance				61,846
Total Current Assets	10,108	30,870		536,212
Investments held in Trust Account	29,725,574	29,029,416		117,320,973
Total assets	29,735,682	29,060,286		117,857,185
Current Liabilities
Accrued expenses	1,933,661	1,679,821		125,972
Amount due to related parties	11,200	11,500
Income tax payable	274,448	214,850
Franchise tax payable	117,447	69,966		164,008
Total Current Liabilities	2,336,756	1,976,137		289,980
Warrant liabilities	362,558	362,558		4,851,668
Deferred underwriter fee payable	4,025,000	4,025,000		4,025,000
Working capital loan	239,081	207,081
Extension loans	2,914,598	2,545,838		0
Total liabilities	9,877,993	9,116,614		9,166,648
Commitments and Contingencies
Stockholders' Deficit
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	2,242,253	2,242,253
Accumulated deficit	(11,718,728)	(11,632,745)		(8,609,810)
Total Stockholders' Deficit	(9,475,991)	(8,806,438)	$ (6,413,955)	(8,609,463)	$ 0
Total Liabilities and Stockholders' Deficit	29,735,682	29,060,286		117,857,185
Class A Common Stock
Stockholders' Deficit
Common stock	59	59
Class A Common Stock subject to possible redemption
Current Liabilities
Class A Common Stock subject to possible redemption; 4,838,792 shares at redemption value of $10.74 and $10.53 per share as of March 31, 2023 and December 31, 2022, respectively	29,333,680	28,750,110		117,300,000
Class A Common Stock not subject to possible redemption
Stockholders' Deficit
Common stock		59		59
Class B Common Stock
Stockholders' Deficit
Common stock	$ 425	$ 425		$ 288